MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST

522 Fifth Avenue

New York, New York 10036

May 28, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Morgan Stanley U.S. Government Money Market Trust (the “Fund”)

                File Nos. 002-74980; 811-03326

                Post-Effective Amendment No. 34

Dear Sir or Madam:

                We are electronically filing via EDGAR, pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 and Rule 485(b) thereunder a copy of Post-Effective Amendment No. 34 to the Registration Statement of this Fund on Form N-1A.

                The Registration Statement is marked to reflect all changes from the Prospectus and Statement of Additional Information filed pursuant to Rule 485(a) on March 31, 2010.

                Also enclosed, pursuant to Rule 485(b), is the required representation of Counsel that the filing does not contain any disclosures that would render it ineligible to become effective under the Rule.

                If you have any questions, please feel free to contact me at 212.296.6983 (tel) or 646.452.4799 (fax).

Very truly yours,

/s/ Tara A. Farrelly
Tara A. Farrelly
Assistant Secretary

Enclosures

cc:  Stefanie V. Chang Yu